Share-Based and Unit-Based Compensation - Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Minimum risk-free interest rate	0.06%
Maximum risk-free interest rate	0.36%
Minimum expected volatility	51.00%
Maximum expected volatility	53.00%
Discount for lack of marketability	8.20%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	2 years